CONCENTRATION OF CREDIT RISK (Details Textual) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash, FDIC Insured Amount	$ 250,000	$ 250,000	$ 250,000
Cash, Uninsured Amount	$ 418,570	$ 2,660,821	$ 0